Other Receivables, Deposits and Other Assets (Details)	12 Months Ended
	Aug. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)
Disclosure Text Block Supplement [Abstract]
Other receivables			¥ 59,648	$ 8,711
Principal amount repaid (in Dollars) | $		$ 8,711
Interest rate	9.00%
Interest income	¥ 5,319
Interest receivable	¥ 2,262
Rental prepayment leases	12 months